Cover	Jul. 28, 2026	Apr. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jul. 28, 2026
Entity Registrant Name	NXP Semiconductors N.V.
Entity Incorporation, State or Country Code	P7
Entity File Number	001-34841
Entity Tax Identification Number	98-1144352
Entity Address, Address Line One	60 High Tech Campus
Entity Address, City or Town	Eindhoven
Entity Address, Country	NL
Entity Address, Postal Zip Code	5656 AG
Country Region	+31
City Area Code	40
Local Phone Number	2729999
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security	Common shares, EUR 0.20 par value
Trading Symbol	NXPI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key	0001413447
Amendment Flag	false